Leases - Summary of information about right of use assets (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Leases [Abstract]
As of January 1,	€ 231,893	€ 432,965
Additions / (Disposals)	756,748	(3,302)
Depreciation charges	(174,799)	(197,770)	€ (100,000)
As of December 31,	€ 813,842	€ 231,893	€ 432,965